Employee Benefits Expenses (Details) - Schedule of Allocation of Employee Benefits Expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allocation of Employee Benefits Expenses [Abstract]
Cost of sales, note 17	S/ 125,318	S/ 125,683	S/ 113,513
Administrative expenses, note 18	125,072	116,748	96,891
Selling and distribution expenses, note 19	41,642	42,300	33,867
Total employee benefits expenses	S/ 292,032	S/ 284,731	S/ 244,271